Debt and Lease Arrangements - Schedule of Net Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Debt [Line Items]
Beginning balance	$ (79,093)	$ (67,465)
Cash flow	6,861	(5,395)
Lease additions	(3,138)	(4,518)
Other movements	498	(1,821)
Currency translation differences and foreign exchange gains/(losses)	(514)	106
Beginning balance	(75,386)	(79,093)
Current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	(15,064)	(13,046)
Cash flow	7,536	10,333
Lease additions	(870)	(971)
Other movements	(8,380)	(11,453)
Currency translation differences and foreign exchange gains/(losses)	(121)	73
Beginning balance	(16,899)	(15,064)
Non-current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	(81,360)	(79,815)
Cash flow	(13,121)	(7,269)
Lease additions	(2,268)	(3,547)
Other movements	8,354	9,179
Currency translation differences and foreign exchange gains/(losses)	(2,720)	92
Beginning balance	(91,115)	(81,360)
Derivative financial instruments
Disclosure Of Net Debt [Line Items]
Beginning balance	(724)	(1,345)
Cash flow	(1,157)	351
Other movements	524	453
Currency translation differences and foreign exchange gains/(losses)	2,155	(183)
Beginning balance	798	(724)
Cash and cash equivalents (see Note 13)
Disclosure Of Net Debt [Line Items]
Beginning balance	18,055	26,741
Cash flow	13,603	(8,810)
Other movements	0	0
Currency translation differences and foreign exchange gains/(losses)	172	124
Beginning balance	$ 31,830	$ 18,055